Inventory, net - Schedule of Reserve for Slow Moving and Excess Inventory (Details) - USD ($) $ in Thousands	4 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventory, Beginning balance	$ (1,457)	$ 0	$ (3,922)
Acquisitions	0	(3,638)	0
Provision for slow moving and excess	0	(349)	(9)
Written-off	0	65	1,262
Inventory, Ending balance	$ (1,457)	$ (3,922)	$ (2,669)